Scudder International Fund

Supplement to Prospectus Dated January 1, 2000

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Scudder International Fund (the "fund") currently offers four classes of shares to provide investors with different purchase options. The four classes are Class S, Class R, Class AARP and Barrett International shares. The Class R shares are described in this supplement to the prospectus. Effective on or about December 29, 2000, the Class R shares will be renamed Class A shares. Class A shares will be sold subject to an initial sales charge or, in certain instances, a contingent deferred sales charge and will be made available to a broader group of investors. The investors currently permitted to purchase Class R shares will not be subject to the sales charge of the Class A shares.

Class R shares are available for purchase by participants of certain employer-sponsored retirement plans. Class R shares currently are available for purchase through certain financial intermediaries as well as third-party providers and other entities. Share certificates are not available for Class R shares.

The following information supplements the following indicated sections of the prospectus:

The Fund's Track Record

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart and table look at fund performance two different ways: year by year and over time. As Class R shares do not have a full calendar year of performance, no past performance information is provided. However, the chart and table below show how the total returns for the fund's Class S shares have varied from year to year, which may give some idea of risk.

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The table shows average annual total returns of the fund's Class S shares and a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions. Class S shares are not offered in this supplement to the prospectus but have substantially similar returns because each class of shares is invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses.


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Annual Total Returns (%) as of 12/31 each year
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THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

 '90        -8.92
 '91        11.78
 '92        -2.64
 '93        36.50
 '94        -2.99
 '95        12.22
 '96        14.55
 '97        7.98
 '98        18.62
 '99        57.89


2000 Total Return as of June 30: -8.92%.

Best Quarter: 30.46% Q4 1999     Worst Quarter: -18.46% Q3 1990


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Average Annual Total Returns (%) as of 12/31/1999
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                                    1 Year          5 Years         10 Years
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Fund -- Class S*                    57.89            21.06           13.06
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Index                               28.27            13.44            7.44
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Index: MSCI EAFE plus Canada Index, an unmanaged capitalization-weighted measure of stock markets in Europe, Australasia, the Far East and Canada.

* On or about August 14, 2000, International shares of the fund were redesignated as Class S shares of the fund.



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How Much Investors Pay

The Class R shares of this fund have no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly. This table shows fees for the fund's Class R shares.

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Fee Table
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Shareholder Fees (paid directly from your investment)                None
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Annual Operating Expenses (deducted from fund assets)
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Management Fee                                                       0.67%
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Service (12b-1) Fee*                                                 0.25%
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Other Expenses**                                                     0.41%
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Total Annual Operating Expenses***                                   1.33%
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*        Payment for administrative services.

**       Includes a fixed rate administrative fee of 0.41%.

*** Scudder Kemper has agreed to cap operating expenses of the class at 1.30% until 4/1/2001.

The fees and expenses for Class R shares of the fund are being restated to reflect the implementation of the 0.41% fixed rate administrative fee which is expected to become effective on or about December 29, 2000.


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Expense Example
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Based on the restated costs above, this example is designed to help you compare the expenses of the fund's Class R shares to those of other funds. The example assumes the expenses above remain the same and that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; your actual expenses will be different.

       1 Year             3 Years            5 Years             10 Years
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        $135                $421               $729               $1,601
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Management Fee

On or about August 14, 2000, Scudder International Fund implemented a new investment management agreement which has the following fee rates set forth below:

Average daily net assets                                Fee Rate
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up to $6 billion                                         0.675%
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next $1 billion                                          0.625%
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over $7 billion                                          0.600%
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Financial Highlights

Scudder International Fund -- Class R Shares

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                                                            2000(b)    1999(c)
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Net asset value, beginning of period                        $54.78     $53.33
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Income (loss) from investment operations:
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  Net investment income (loss) (a)                            (.24)      (.02)
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  Net realized and unrealized gain (loss) on investment
  transactions                                               17.06       1.47
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  Total from investment operations                           16.82       1.45
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Less distributions from:
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  Net realized gains on investment transactions              (2.17)        --
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Net asset value, end of period                              $69.43     $54.78
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Total Return (%)                                             30.71**     2.72**
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Ratios to Average Net Assets and Supplemental Data
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Net assets, end of period ($ millions)                          22        2.8
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Ratio of expenses (%)                                         1.46*      1.63*
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Ratio of net investment income (loss) (%)                     (.39)(d)** (.09)**
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Portfolio turnover rate (%)                                     91*        82*
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(a)      Based on monthly average shares outstanding during the period.

(b)      For the six months ended February 29, 2000.

(c) For the period August 2, 1999 (commencement of Class R shares) to August 31, 1999.

(d) The ratio for the six months ended February 29, 2000 has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.

*        Annualized

**       Not annualized



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Distributions

Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in Class R shares of the fund unless you request that such policy not be applied to your account.

Purchases

To open an account

Class R shares are available only through employer-sponsored retirement plans. Please consult your plan administrator or plan representative for more information on how to purchase shares.

To buy additional shares

Please consult your plan administrator or plan representative for more information on how to purchase shares.

Exchanges and redemptions

To exchange shares

Shareholders of Class R shares may exchange their Class R shares only for shares of funds authorized for exchange by the applicable plan. Please consult your plan administrator or plan representative for more information concerning exchanges of shares.

To sell shares

Please consult your plan administrator or plan representative for more information on how to sell your shares.



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December 18, 2000



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